OTHER CURRENT ASSETS AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Current Assets [Abstract]
Deferred Financing Costs	$ 359	$ 153
Firm Commitment	3,077	0
Other Current Assets	636	1,504
Total as of end of the period	4,072	1,657
Accrued Liabilities [Abstract]
Accrued Interest	279	58
Accrued Costs	610	366
Deferred Revenues	1,310	0
Forward Contracts	3,087	0
Total as of end of the period	$ 5,286	$ 424